Organization	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

Nature of operations

Zhengye Biotechnology Holding Limited (the “Company”) was incorporated in the Cayman Islands in March 2023 under the Cayman Islands Companies Act as an exempted company with limited liability. The Company through its consolidated subsidiaries principally focus on the research, development, manufacture and sales of veterinary vaccines, with an emphasis on vaccines for livestock in the People’s Republic of China (the “PRC” or “China”).

Initial public offering

On January 8, 2025, the Company closed its initial public offering (“IPO”) of 1,500,000 ordinary shares, par value $0.000025 per ordinary share. The Ordinary Shares were priced at $4.00 per share and approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “ZYBT” on January 7, 2025. Additionally, the Company had granted the underwriters an option, exercisable within 45 days from the closing date of the Offering, to purchase up to an additional 225,000 Ordinary Shares at the public offering price, less underwriting discounts, to cover the over-allotment, if any. On January 14, 2025, the underwriters have exercised in full their option to purchase an additional 225,000 ordinary shares at a public offering price of $4.00 per ordinary share to cover over-allotments. Gross proceeds of the IPO, including the exercise of the over-allotment, totaled $6.9 million, before deducting underwriting discounts and other related expenses. The net proceeds of this offering were approximately $6.0 million.

Reorganization

In preparation for its IPO in the United States, the following transactions were undertaken to reorganize the legal structure of Operating Entities. The Company was incorporated in connection with a reorganization of Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”). On April 3, 2023, the Company incorporated a wholly-owned subsidiary, VVAX Skyline Holdings Limited (“VVAX Skyline”), in the British Virgin Islands. On April 18, 2023, Peg Biotechnology was incorporated in Hong Kong with as a company limited liability; it is a wholly owned subsidiary of VVAX Skyline. On May 22, 2023, Peg Biotechnology incorporated a wholly-owned subsidiary, Hainan Senhan Biotechnology Co., Ltd. (“Hainan Senhan”) in the PRC. On May 30, 2023, VVAX Skyline acquired 100% of the equity interests in Windsor Holdings Co., Ltd. (“Windsor Holdings”) from its original shareholders. Windsor Holdings was incorporated in the British Virgin Islands.

Prior to the Reorganization described below, Jilin Zhengye was controlled by several individual, corporate and institutional shareholders. A reorganization of the Company’s legal structure (“Reorganization”) was completed on June 21, 2023. The Reorganization involved the transfer of 58.689% and 25.1524% interests of Jilin Zhengye from its former shareholders to Hainan Senhan and Windsor Holdings, respectively. As the result of the Reorganization, Jilin Zhengye became a subsidiary of the Company.

Upon the completion of the Reorganization, the Company became the ultimate holding company of all other entities mentioned above. The Company is effectively controlled by the same group of controlling shareholders before and after the Reorganization; therefore, the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previous separate entries combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
VVAX Skyline Holdings Limited (“VVAX Skyline”)	April 3, 2023	British Virgin Islands	100% owned by the Company	Investment holding
Windsor Holdings Co., Ltd. (“Windsor Holdings”)	May 30, 2023	British Virgin Islands	100% owned by VVAX Skyline	Investment holding
Peg Biotechnology (HK) Holding Limited (“Peg Biotechnology”)	April 18, 2023	Hong Kong	100% owned by VVAX Skyline	Investment holding
Hainan Senhan Biotechnology Co., Ltd. (“Hainan Senhan”)	May 22, 2023	PRC	100% owned by Peg Biotechnology	Investment holding
Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”)	May 18, 2004	PRC	58.689% owned by Hainan Senhan and 25.1524% owned by Windsor Holdings	Research, development, manufacture and sales of veterinary vaccines
Beijing Zhongnong Zhengye Biotechnology Co., Ltd. (“Beijing Zhengye”)	April 16, 2025	PRC	51.00% owned by Jilin Zhengye	Sales of veterinary vaccines